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                                  VIA EDGAR
                                  ---------

CHRISTOPHER A. MARTIN
Senior Counsel
PHONE: (314) 444-0499
Fax:   (314) 444-0510
                                 May 9, 2001




     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C. 20549

                                    RE:  GENERAL AMERICAN LIFE INSURANCE COMPANY
                                         SEPARATE ACCOUNT ELEVEN -- DESTINY
                                         VARIABLE UNIVERSAL LIFE INSURANCE
                                         FILE NOS. 333-83625

     Ladies and Gentlemen:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Life Insurance Company Separate Account Eleven -- Destiny Variable Universal Life Insurance (the "Registrant") hereby certifies that: (i) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 2 was filed electronically via EDGAR.

     If you have any questions regarding this filing, please call me at
     (314) 444-0499.

                                         Sincerely,

                                         /s/ Christopher A. Martin

                                         Christopher A. Martin